Accounts Receivable, Net (Details) - Schedule of Movements of Provision for Estimated Credit Losses - Accounts Receivable [Member] - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Schedule of Movements of Provision for Estimated Credit Losses [Line Items]
Beginning balance	$ 214	$ 227	$ 227	$ 25,690
Addition	153,985	601	601	(24,953)
Write-off		(601)	(601)
Exchange rate effect	(1,368)	(13)	(13)	(510)
Ending balance	$ 152,831	$ 214	$ 214	$ 227